Debt (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
As of the indicated dates, the principal amount of Hagerty's debt consisted of the following:

	March 31, 2022	December 31, 2021

	in thousands
Credit Facility	$117,500	$135,500
Note payable	—	1,000
Total debt outstanding	$117,500	$136,500
Less: current portion	—	(1,000)
Total long-term debt outstanding	$117,500	$135,500